LONG-TERM INVESTMENTS - Equity investments without readily determinable fair value (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 USD ($)
Equity method investment
Equity investments without readily determinable fair value, carrying amount	¥ 215,677		¥ 224,927		$ 33,054
Equity investments without readily determinable fair value, accumulated impairment	0		0		0
Unrealized gains of upward adjustments	18,687	$ 2,864	14,155	¥ 64,628
Losses (downward adjustments and impairment)	0	0	0	0
Net unrealized gains and losses for equity securities held	18,687	2,864	14,155	64,628
Proceeds from Sale of Equity Method Investments	26,896	4,122	450
Net realized gains and losses on equity securities sold	5,658	867	0	¥ 0
Significant unobservable inputs (Level 3)
Equity method investment
Investments remeasured	110,677		¥ 119,927		16,962
Shanghai Fast Storehouse Intelligent Technology Co., Ltd
Equity method investment
Investments remeasured	27,937				$ 4,282
Proceeds from Sale of Equity Method Investments	33,595	5,149
Net realized gains and losses on equity securities sold	¥ 5,658	$ 867